Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Federal and State net operating loss carryforwards	$ 12,400,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	1,700,000	3,100,000	(1,300,000)
Unrecognized Tax Benefits	0	0	0
Unrecognized tax benefits or any amounts accrued for interest and penalties	0	0	0
Effective income tax rate reconciliation at Federal statutory income tax rate	34.00%
Tax Credit Research Generated During period	340,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards for tax purposes	225,600,000
California [Member]
Income Taxes [Line Items]
Net operating loss carryforwards for tax purposes	157,700,000
Research [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Tax Credit Carryforward, Amount	8,200,000
Research [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Tax Credit Carryforward, Amount	$ 8,000,000